Schedule of Investments	April 30, 2020 (unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 97.6%
Aerospace & Defense — 1.6%
HEICO	25,000	$2,190

Total Aerospace & Defense		2,190

Apparel & Textiles — 1.2%
Oxford Industries	38,000	1,593

Total Apparel & Textiles		1,593

Banks — 11.2%
International Bancshares	88,000	2,551
Mr Cooper Group *	132,000	1,265
Prosperity Bancshares	44,000	2,637
ServisFirst Bancshares	41,000	1,456
Synovus Financial	88,000	1,849
Trustmark	94,000	2,501
United Community Banks	129,000	2,728

Total Banks		14,987

Building & Construction — 4.5%
Masonite International *	21,000	1,241
Taylor Morrison Home, Cl A *	135,000	1,964
TopBuild *	31,000	2,889

Total Building & Construction		6,094

Chemicals — 2.4%
Element Solutions *	121,000	1,240
Huntsman	117,000	1,967

Total Chemicals		3,207

Commercial Services — 2.8%
Insperity	31,000	1,479
Kforce	74,000	2,216

Total Commercial Services		3,695

Computer Software — 8.7%
ACI Worldwide *	83,000	2,274
Digital Turbine *	340,000	1,992
Ebix	87,000	1,821
J2 Global	26,000	2,097
RealPage *	54,000	3,483

Total Computer Software		11,667

Computers & Services — 2.4%
Lumentum Holdings *	40,000	3,236

Total Computers & Services		3,236

Engineering Services — 2.3%
Comfort Systems USA	33,000	1,099
MasTec *	55,000	1,974

Total Engineering Services		3,073

Food, Beverage & Tobacco — 1.3%
Fresh Del Monte Produce	62,000	1,768

Total Food, Beverage & Tobacco		1,768

Gas & Natural Gas — 2.2%
Atmos Energy	12,000	1,224

Description	Shares	Value (000)
Gas & Natural Gas — (continued)
TerraForm Power, Cl A	97,000	$1,680

Total Gas & Natural Gas		2,904

Insurance — 6.5%
American National Insurance	20,000	1,610
Amerisafe	47,000	2,992
Kemper	23,000	1,546
Primerica	25,000	2,598

Total Insurance		8,746

Leasing & Renting — 1.5%
Aaron’s	63,000	2,010

Total Leasing & Renting		2,010

Machinery — 4.3%
AGCO	22,000	1,163
Alamo Group	27,000	2,658
Mueller Water Products, Cl A	205,000	1,945

Total Machinery		5,766

Manufacturing — 1.3%
Acuity Brands	20,000	1,732

Total Manufacturing		1,732

Materials — 0.8%
Eagle Materials	17,000	1,037

Total Materials		1,037

Media — 4.0%
Cardlytics *	41,000	1,843
Glu Mobile *	229,000	1,786
Gray Television *	155,000	1,800

Total Media		5,429

Medical Products & Services — 15.2%
Amedisys *	19,000	3,499
Arena Pharmaceuticals *	22,000	1,077
Arrowhead Pharmaceuticals *	24,000	826
Dicerna Pharmaceuticals *	47,000	926
Encompass Health	46,000	3,048
HMS Holdings *	63,000	1,807
Integer Holdings *	41,000	3,053
Lexicon Pharmaceuticals *	180,000	340
Molecular Templates *	58,000	941
REGENXBIO *	18,000	717
Repligen *	13,000	1,510
US Physical Therapy	28,000	2,114
Voyager Therapeutics *	56,000	605

Total Medical Products & Services		20,463

Paper & Paper Products — 1.3%
Neenah	36,000	1,759

Total Paper & Paper Products		1,759

Petroleum & Fuel Products — 4.2%
Baker Hughes, Cl A	86,000	1,200
Cabot Oil & Gas	62,000	1,340
Diamondback Energy	37,000	1,611
Halliburton	140,000	1,470

Total Petroleum & Fuel Products		5,621

1

Schedule of Investments	April 30, 2020 (unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)
Petroleum Refining — 1.6%
HollyFrontier	64,000	$2,115

Total Petroleum Refining		2,115

Real Estate Investment Trust — 5.4%
American Campus Communities	33,000	1,165
Americold Realty Trust	56,000	1,713
CyrusOne	22,000	1,543
Lamar Advertising, Cl A	32,000	1,845
NexPoint Residential Trust	33,000	992

Total Real Estate Investment Trust		7,258

Retail — 5.6%
GMS *	67,000	1,231
Pool	16,000	3,387
Ruth’s Hospitality Group	145,000	1,632
Sally Beauty Holdings *	138,000	1,340

Total Retail		7,590

Semi-Conductors & Instruments — 5.3%
Cirrus Logic *	49,000	3,704
Diodes *	67,000	3,410

Total Semi-Conductors & Instruments		7,114

Total Common Stock (Cost $105,088 (000))		131,054

Registered Investment Company — 2.1%
Equity Exchange Traded Funds — 2.1%
SPDR S&P Oil & Gas Exploration & Production ETF	53,000	2,881

Total Open-End Fund		2,881

Total Registered Investment Company (Cost $2,217 000))		2,881

Cash Equivalent (A) — 1.0%
Federated Government Obligations Fund, Cl I, 0.220%	1,301,920	1,302

Total Cash Equivalent (Cost $1,302 (000))		1,302

Total Investments — 100.7% (Cost $108,607 (000))		$135,237

Percentages are based on net assets of $134,311 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2020.

Cl — Class

ETF — Exchange Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

As of April 30, 2020, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. G.A.A.P.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-002-2400

2

Schedule of Investments	April 30, 2020 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)	Value (000)

Corporate Bonds — 46.4%
Automotive — 2.1%
General Motors Financial (A)
6.500%, VAR ICE LIBOR USD 3 Month+3.436%	$250	$202
Tesla (B)
5.300%, 08/15/25	500	488

Total Automotive		690

Banks — 5.3%
Bank of America (A)
6.100%, VAR ICE LIBOR USD 3 Month+3.898%	250	265
Citigroup (A)
5.950%, VAR ICE LIBOR USD 3 Month+4.068%	250	249
Citizens Financial Group (A)
6.375%, VAR ICE LIBOR USD 3 Month+3.157%	250	236
JPMorgan Chase (A)
4.600%, VAR United States Secured Overnight Financing Rate+3.125%	300	269
PNC Financial Services Group (A)
5.000%, VAR ICE LIBOR USD 3 Month+3.300%	495	503
Wells Fargo (A)
5.900%, VAR ICE LIBOR USD 3 Month+3.110%	250	254

Total Banks		1,776

Computers & Services — 1.5%
CommScope (B)
5.500%, 03/01/24	500	500

Total Computers & Services		500

Consumer Finance — 1.5%
Quicken Loans (B)
5.250%, 01/15/28	500	485

Total Consumer Finance		485

Electrical Utilities — 3.9%
Calpine (B)
4.500%, 02/15/28	500	485
Dominion Energy
5.750%, VAR ICE LIBOR USD 3 Month+3.057%, 10/01/54	275	279
NRG Energy (B)
5.250%, 06/15/29	500	535

Total Electrical Utilities		1,299

Entertainment — 3.8%
International Game Technology (B)
6.500%, 02/15/25	500	490
Netflix (B)
4.875%, 06/15/30	500	530
ViacomCBS
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/57	250	245

Total Entertainment		1,265

Description	Face Amount (000)	Value (000)
Financial Services — 2.1%
Charles Schwab (A)
5.000%, VAR ICE LIBOR USD 3 Month+2.575%	$250	$244
Morgan Stanley (A)
4.829%, VAR ICE LIBOR USD 3 Month+3.610%	250	225
State Street (A)
5.250%, VAR ICE LIBOR USD 3 Month+3.597%	250	237

Total Financial Services		706

Food, Beverage & Tobacco — 1.5%
Vector Group (B)
6.125%, 02/01/25	500	485

Total Food, Beverage & Tobacco		485

Hotels & Lodging — 2.7%
Hilton Domestic Operating
5.125%, 05/01/26	500	494
Wyndham Destinations (B)
4.625%, 03/01/30	500	425

Total Hotels & Lodging		919

Industrials — 0.6%
General Electric (A)
5.000%, VAR ICE LIBOR USD 3 Month+3.330%	250	205

Total Industrials		205

Machinery — 0.7%
Stanley Black & Decker
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.657%, 03/15/60	250	242

Total Machinery		242

Manufacturing — 1.5%
Kraft Heinz Foods (B)
3.750%, 04/01/30	500	512

Total Manufacturing		512

Media — 3.0%
AMC Networks
5.000%, 04/01/24	500	485
Sirius XM Radio (B)
5.000%, 08/01/27	500	512

Total Media		997

Metals & Mining — 0.8%
BHP Billiton Finance USA (B)
6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.093%, 10/19/75	250	276

Total Metals & Mining		276

Oil, Gas & Consumable Fuels — 0.7%
Enbridge
5.500%, VAR ICE LIBOR USD 3 Month+3.418%, 07/15/77	250	219

Total Oil, Gas & Consumable Fuels		219

3

Schedule of Investments	April 30, 2020 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)/Shares	Value (000)
Petroleum & Fuel Products — 0.8%
Antero Resources
5.000%, 03/01/25	$500	$275

Total Petroleum & Fuel Products		275

Petroleum Refining — 1.5%
Sunoco
6.000%, 04/15/27	500	488

Total Petroleum Refining		488

Real Estate Management & Development — 1.2%
Brookfield Property Partners (B)
5.750%, 05/15/26	500	400

Total Real Estate Management & Development		400

Retail — 4.6%
AerCap Global Aviation Trust (B)
6.500%, VAR ICE LIBOR USD 3 Month+4.300%, 06/15/45	250	183
Aramark Services (B)
5.000%, 02/01/28	500	486
Diamond Sports Group (B)
5.375%, 08/15/26	500	380
United Rentals North America
4.875%, 01/15/28	500	501

Total Retail		1,550

Telephones & Telecommunication — 3.0%
Cincinnati Bell Telephone
6.300%, 12/01/28	500	500
Level 3 Financing
5.375%, 01/15/24	500	504

Total Telephones & Telecommunication		1,004

Transportation Services — 1.5%
XPO Logistics (B)
6.750%, 08/15/24	500	515

Total Transportation Services		515

Wireless Telecommunication Services — 2.1%
United States Cellular
6.700%, 12/15/33	400	420
Vodafone Group
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.873%, 04/04/79	250	286

Total Wireless Telecommunication Services		706

Total Corporate Bonds (Cost $16,315 (000))		15,514

Common Stock — 43.6%
Banks — 5.2%
Bank of America	9,121	219
JPMorgan Chase	2,232	214
KeyCorp	18,937	221
New York Community Bancorp	21,193	230
Northwest Bancshares	16,139	171
PacWest Bancorp	6,407	130
People’s United Financial	12,903	164
Truist Financial	5,831	217
Valley National Bancorp	19,135	160

Total Banks		1,726

Description	Shares	Value (000)
Chemicals — 0.5%
LyondellBasell Industries, Cl A	2,628	$152

Total Chemicals		152

Computers & Services — 1.7%
Microsoft	1,166	209
Seagate Technology	4,730	236
Xerox Holdings	7,074	129

Total Computers & Services		574

Containers & Packaging — 0.4%
Greif, Cl A	3,627	123

Total Containers &Packaging		123

E-Commerce — 0.7%
PetMed Express	6,005	238

Total E-Commerce		238

Electrical Utilities — 2.4%
Duke Energy	3,040	257
FirstEnergy	7,663	316
PPL	9,313	237

Total Electrical Utilities		810

Financial Services — 0.6%
Legg Mason	3,808	190

Total Financial Services		190

Food, Beverage & Tobacco — 1.9%
Altria Group	4,208	165
Philip Morris International	2,985	223
Universal	4,810	233

Total Food, Beverage & Tobacco		621

Household Products — 0.3%
Newell Brands	8,230	114

Total Household Products		114

Information Technology — 0.7%
International Business Machines	1,810	227

Total Information Technology		227

Insurance — 2.3%
Metlife	2,552	92
Old Republic International	11,378	181
Principal Financial Group	3,094	113
Prudential Financial	1,301	81
Safety Insurance Group	2,615	220
Unum Group	4,292	75

Total Insurance		762

Media — 0.3%
Interpublic Group	6,291	107

Total Media		107

Medical Products & Services — 2.6%
AbbVie	3,241	266
Amgen	863	207
Five Star Senior Living *	356	1
Gilead Sciences	2,482	209

4

Schedule of Investments	April 30, 2020 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)
Medical Products & Services — (continued)
Medtronic	2,087	$204

Total Medical Products & Services		887

Mortgage Real Estate Investment Trust — 0.2%
Starwood Property Trust	4,628	60

Total Mortgage Real Estate Investment Trust		60

Paper & Paper Products — 1.5%
International Paper	3,358	115
Schweitzer-Mauduit International	6,142	198
WestRock	6,021	194

Total Paper & Paper Products		507

Petroleum & Fuel Products — 0.6%
Archrock	23,382	112
Helmerich & Payne	4,180	83

Total Petroleum & Fuel Products		195

Petroleum Refining — 1.1%
Chevron	2,061	190
Marathon Petroleum	2,133	68
Valero Energy	1,842	117

Total Petroleum Refining		375

Pharmaceuticals — 0.4%
Pfizer	3,833	147

Total Pharmaceuticals		147

Real Estate Investment Trust — 14.2%
Alexandria Real Estate Equities	820	129
American Campus Communities	2,604	92
Apartment Investment and Management, Cl A	2,490	94
Armada Hoffler Properties	15,295	147
AvalonBay Communities	610	99
Boston Properties	839	82
Brandywine Realty Trust	5,917	66
Cousins Properties	2,732	82
CubeSmart	3,723	94
CyrusOne	1,815	127
DiamondRock Hospitality	9,035	56
Digital Realty Trust	959	143
Diversified Healthcare Trust	5,259	16
Duke Realty	3,747	130
EastGroup Properties	1,243	132
EPR Properties	3,896	115
Equity Residential	1,716	112
Essex Property Trust	419	102
Extra Space Storage	1,105	98
Federal Realty Investment Trust	892	74
First Industrial Realty Trust	3,217	122
GEO Group	5,096	65
Healthpeak Properties	4,427	116
Highwoods Properties	2,332	90
Host Hotels & Resorts	5,705	70
Iron Mountain	2,815	68
Kimco Realty	6,485	71
Lamar Advertising, Cl A	1,413	81
Medical Properties Trust	8,358	143
Mid-America Apartment Communities	1,165	130
Monmouth Real Estate Investment, Cl A	6,865	93

Description	Shares	Value (000)
Real Estate Investment Trust — (continued)
National Retail Properties	2,666	$87
Omega Healthcare Investors	4,152	121
Park Hotels & Resorts	2,827	27
Piedmont Office Realty Trust, Cl A	5,635	98
Prologis	1,576	141
Public Storage	507	94
Realty Income	1,938	106
Ryman Hospitality Properties	1,287	45
Sabra Health Care	4,847	62
Simon Property Group	1,373	92
SL Green Realty	1,050	56
STORE Capital	4,032	81
Tanger Factory Outlet Centers	13,087	98
Terreno Realty	2,787	153
Uniti Group	7,235	51
Ventas	1,473	48
Vornado Realty Trust	1,232	54
Washington	3,618	84
Weingarten Realty Investors	3,774	69
Welltower	1,789	92
Weyerhaeuser	3,141	69

Total Real Estate Investment Trust		4,767

Retail — 1.5%
American Eagle Outfitters	11,736	93
Buckle	11,741	180
Foot Locker	4,200	108
Hanesbrands	12,068	120

Total Retail		501

Semi-Conductors & Instruments — 1.1%
Broadcom	540	147
QUALCOMM	2,666	210

Total Semi-Conductors & Instruments		357

Specialized Consumer Services — 0.3%
H&R Block	6,637	110

Total Specialized Consumer Services		110

Telephones & Telecommunication — 1.6%
AT&T	7,946	242
Verizon Communications	5,067	291

Total Telephones & Telecommunication		533

Wholesale — 1.5%
Cardinal Health	5,728	283
Patterson	11,711	214

Total Wholesale		497

Total Common Stock (Cost $16,725 (000))		14,580

Preferred Stock — 6.4%
Automotive — 0.5%
Ford Motor 6.200%, 06/01/2059	10,000	177

Total Automotive		177

Banks — 1.4%
CIT Group 5.625% (A)	10,000	209
First Citizens BancShares 5.375% (A)	10,000	252

Total Banks		461

5

Schedule of Investments	April 30, 2020 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)
Financial Services — 0.8%
Northern Trust 4.700% (A)	10,000	$251

Total Financial Services		251

Insurance — 2.3%
Allstate 5.100% (A)	10,000	256
American International Group 5.850% (A)	10,000	259
WR Berkley 5.700%, 03/30/2058	10,000	259

Total Insurance		774

Telecommunication Services — 0.7%
Qwest 6.750%, 06/15/2057	10,000	239

Total Telecommunication Services		239

Telephones & Telecommunication — 0.7%
AT&T 4.750% (A)	10,000	230

Total Telephones & Telecommunication		230

Total Preferred Stock (Cost $2,250 (000))		2,132

Registered Investment Companies — 0.8%
Open-End Funds — 0.7%
BlackRock Floating Rate Income Portfolio	13,811	126
BlackRock High Yield Bond Portfolio	16,721	115

Total Open-End Funds		241

Exchange Traded Funds — 0.1%
Alerian MLP ETF	189	1
VanEck Vectors Preferred Securities ex Financials ETF	2,519	46

Total Exchange Traded Funds		47

Total Registered Investment Companies (Cost $321 (000))		288

Cash Equivalent (C) — 2.1%
Federated Government Obligations Fund, Cl I, 0.220%	710,048	710

Total Cash Equivalent (Cost $710 (000))		710

Total Investments — 99.3% (Cost $36,321 (000))		$33,224

Percentages	are based on net assets of $33,446 (000).

*	Non-income producing security.

(A)	Perpetual security with no stated maturity date.

(B)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2020, the value of these securities amounted to $7,688 (000), representing 23.0% of the net assets.

(C)	The rate reported is the 7-day effective yield as of April 30, 2020.

Cl — Class

ETF — Exchange Traded Fund

ICE — Intercontinental Exchange

LIBOR — London Inter-bank Offered Rate

MLP — Master Limited Partnership

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Corporate Bonds	$—	$15,514	$—	$15,514
Common Stock	14,580	—	—	14,580
Preferred Stock	2,132	—	—	2,132
Registered Investment Companies	288	—	—	288
Cash Equivalent	710	—	—	710

Total Investments in Securities	$17,710	$15,514	$—	$33,224

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-011-1600

6

Schedule of Investments	April 30, 2020 (unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)

Common Stock — 98.1%
Australia — 1.1%
BHP Group ADR	47,180	$1,919

Total Australia		1,919

Austria — 2.7%
Erste Group Bank	75,954	1,654
Schoeller-Bleckmann Oilfield Equipment	32,034	954
Voestalpine	101,110	2,100

Total Austria		4,708

Brazil — 0.9%
Banco Bradesco ADR	443,513	1,561

Total Brazil		1,561

Canada — 2.4%
Magna International	66,022	2,579
Rogers Communications, Cl B	41,829	1,749

Total Canada		4,328

Chile — 0.8%
Sociedad Quimica y Minera de Chile ADR	59,505	1,357

Total Chile		1,357

China — 4.4%
Anhui Conch Cement, Cl H	413,000	3,234
Baidu ADR *	18,288	1,846
BYD, Cl H	420,500	2,616

Total China		7,696

Colombia — 0.9%
Bancolombia ADR	63,712	1,663

Total Colombia		1,663

Czech Republic — 0.5%
Komercni Banka	43,775	930

Total Czech Republic		930

France — 7.4%
Capgemini	27,199	2,555
Eurofins Scientific	6,528	3,611
Safran	32,257	2,991
Societe Generale	92,433	1,442
Sodexo	31,314	2,492

Total France		13,091

Germany — 5.4%
Continental *	22,807	1,925
Merck KGaA	33,201	3,849
MTU Aero Engines	9,130	1,241
Vonovia	50,910	2,512

Total Germany		9,527

Hong Kong — 8.1%
ANTA Sports Products	349,000	2,946
China Life Insurance, Cl H	2,292,000	4,875
Shanghai Fosun Pharmaceutical Group, Cl H	747,000	2,803
Sinopharm Group, Cl H	814,400	2,202
TravelSky Technology, Cl H	860,000	1,526

Total Hong Kong		14,352

India — 3.3%
HDFC Bank ADR	68,405	2,966

Description	Shares	Value (000)
India — (continued)
ICICI Bank ADR	297,589	$2,904

Total India		5,870

Italy — 1.7%
Prysmian	159,476	2,999

Total Italy		2,999

Japan — 6.3%
Denso	91,500	3,246
Hitachi	85,700	2,569
Secom	40,400	3,388
Toray Industries	421,300	1,949

Total Japan		11,152

Mexico — 0.8%
Grupo Financiero Banorte, Cl O	537,000	1,488

Total Mexico		1,488

Netherlands — 6.9%
ASML Holding	12,646	3,700
Heineken	41,397	3,523
RELX	152,846	3,455
Royal Dutch Shell, Cl A	95,302	1,605

Total Netherlands		12,283

Norway — 4.3%
DNB	241,461	2,933
Equinor ADR	189,343	2,571
Norsk Hydro	819,371	2,105

Total Norway		7,609

Panama — 0.7%
Carnival	75,847	1,206

Total Panama		1,206

Singapore — 2.1%
DBS Group Holdings	204,300	2,882
United Industrial	521,200	836

Total Singapore		3,718

South Korea — 2.2%
Samsung Electronics	93,952	3,849

Total South Korea		3,849

Spain — 2.1%
Amadeus IT Group, Cl A	77,366	3,717

Total Spain		3,717

Switzerland — 6.9%
Credit Suisse Group ADR	222,628	2,013
Novartis ADR	51,820	4,391
Roche Holding	16,610	5,784

Total Switzerland		12,188

Taiwan — 5.7%
ASE Technology Holding	1,215,376	2,718
Hon Hai Precision Industry	979,880	2,532
Taiwan Semiconductor Manufacturing	472,000	4,781

Total Taiwan		10,031

United Kingdom — 11.0%
BAE Systems	389,620	2,488
Barclays	1,521,143	2,027
Diageo	140,758	4,883
GVC Holdings	569,491	5,394
HSBC Holdings	376,840	1,947

7

Schedule of Investments	April 30, 2020 (unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)
United Kingdom — (continued)
Rio Tinto ADR	58,206	$2,689

Total United Kingdom		19,428

United States — 9.4%
Check Point Software Technologies *	39,004	4,124
Core Laboratories	56,708	1,112
Everest Re Group	17,583	3,044
ICON *	30,942	4,966
Restaurant Brands International	69,067	3,405

Total United States		16,651

Total Common Stock (Cost $164,117 (000))		173,321

Cash Equivalent (A) — 0.5%
Dreyfus Government Cash Management, Cl I, 0.170%	962,371	962

Total Cash Equivalent (Cost $962 (000))		962

Total Investments — 98.6% (Cost $165,079 (000))		$174,283

Percentages are based on net assets of $176,750 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2020.

ADR — American Depositary Receipt

Cl — Class

The following is a list of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$1,919	$—	$—	$1,919
Austria	—	4,708	—	4,708
Brazil	1,561	—	—	1,561
Canada	4,328	—	—	4,328
Chile	1,357	—	—	1,357
China	1,845	5,851	—	7,696
Colombia	1,663	—	—	1,663
Czech Republic	—	930	—	930
France	—	13,091	—	13,091
Germany	—	9,527	—	9,527
Hong Kong	—	14,352	—	14,352
India	5,870	—	—	5,870
Italy	—	2,999	—	2,999
Japan	—	11,152	—	11,152
Mexico	1,488	—	—	1,488
Netherlands	—	12,283	—	12,283
Norway	2,571	5,038	—	7,609
Panama	1,206	—	—	1,206
Singapore	—	3,718	—	3,718
South Korea	—	3,849	—	3,849
Spain	—	3,717	—	3,717
Switzerland	6,403	5,785	—	12,188
Taiwan	—	10,031	—	10,031
United Kingdom	2,689	16,739	—	19,428
United States	16,651	—	—	16,651

Total Common Stock	49,551	123,770	—	173,321

Cash Equivalent	962	—	—	962

Total Investments in Securities	$50,513	$123,770	$—	$174,283

Changes in the classification between Level 1 and Level 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-003-2400

8

Schedule of Investments	April 30, 2020 (unaudited)

HANCOCK HORIZON DYNAMIC ASSET ALLOCATION FUND

Description	Shares	Value (000)

Registered Investment Companies — 99.1%
Fixed Income Exchange Traded Funds — 57.3%
iShares 20+ Year Treasury Bond ETF	15,134	$2,523
iShares Core U.S. Aggregate Bond ETF	24,790	2,903
iShares iBoxx $ Investment Grade Corporate Bond ETF	11,204	1,447
iShares Short Maturity Bond ETF	29,540	1,455

Total Fixed Income Exchange Traded Funds		8,328

Equity Exchange Traded Funds — 25.2%
iShares Core S&P 500 ETF	6,762	1,969
iShares MSCI EAFE Index Fund	10,300	583
iShares MSCI Emerging Markets ETF	16,382	600
iShares Russell 2000 ETF	3,890	507

Total Equity Exchange Traded Funds		3,659

Commodity and Currency Exchange Traded Funds — 9.0%
iShares MSCI Global Gold Miners ETF	33,095	902
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	14,068	406

Total Commodity and Currency Exchange Traded Funds		1,308

Real Estate Exchange Traded Funds — 7.6%
Vanguard Global ex-U.S. Real Estate ETF	8,082	361
Vanguard Real Estate ETF	9,629	733

Total Real Estate Exchange Traded Funds		1,094

Total Registered Investment Companies (Cost $13,651 (000))		14,389

Cash Equivalent (A) — 2.3%
Federated Government Obligations Fund, Cl I, 0.220%	337,824	338

Total Cash Equivalent (Cost $338 (000))		338

Total Investments — 101.4% (Cost $13,989 (000))		$14,727

Percentages are based on net assets of $14,530 (000).

(A)	The rate reported is the 7-day effective yield as of April 30, 2020.

Cl — Class

EAFE — Europe, Australasia and the Far East

EM — Emerging Markets

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

As of April 30, 2020, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-013-1000

9

Schedule of Investments	April 30, 2020 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 93.2%
Australia — 1.9%
JB Hi-Fi	4,931	$113
Objective	16,936	67
Vita Group	61,629	44

Total Australia		224

Belgium — 1.1%
KBC Ancora	2,197	77
SMARTPHOTO GROUP	3,059	56

Total Belgium		133

Canada — 1.7%
Firan Technology Group *	23,963	37
Gamehost	11,009	38
Northland Power	3,752	80
Parex Resources *	3,849	42

Total Canada		197

Denmark — 0.3%
H+H International, Cl B *	2,276	30

Total Denmark		30

Finland — 5.1%
Altia	7,706	65
Caverion	7,362	42
Exel Composites	10,563	54
Kamux	10,184	79
Oriola, Cl B	29,932	69
Scanfil	7,338	38
Siili Solutions	6,901	65
Terveystalo	6,944	73
TietoEVRY *	1,933	47
Tokmanni Group	4,943	60

Total Finland		592

France — 5.1%
Derichebourg	26,611	75
Eiffage	1,085	87
Envea	1,528	164
Fountaine Pajot	322	18
Nexity	2,113	65
Societe Marseillaise du Tunnel Prado-Carenage	2,429	48
Ubisoft Entertainment *	802	60
Virbac *	370	73

Total France		590

Germany — 5.8%
Cewe Stiftung & KGAA	1,051	109
Corestate Capital Holding	1,946	40
DIC Asset	7,012	93
Draegerwerk & KGaA	1,493	105
Eckert & Ziegler	893	130
Freenet	3,011	57
Hapag-Lloyd	922	132

Description	Shares	Value (000)
Germany — (continued)
Rheinmetall	258	$17

Total Germany		683

Hong Kong — 3.5%
CITIC Telecom International Holdings	244,766	91
Dynam Japan Holdings	74,000	74
K Wah International Holdings	178,751	82
Tianneng Power International	90,000	88
Tsit Wing International Holdings	625,088	80

Total Hong Kong		415

Israel — 5.1%
AudioCodes	6,566	199
Elco	2,476	88
Fox Wizel	1,608	60
Kamada *	18,076	137
Naphtha Israel Petroleum *	13,530	70
Perion Network *	8,245	41

Total Israel		595

Italy — 6.3%
A2A	77,346	105
ACEA	6,690	113
Azimut Holding	10,538	179
Cerved Group	5,719	39
Digital Value *	677	16
Hera	8,575	32
Iren	11,116	27
Italgas	22,566	126
Saipem	11,364	29
Unieuro	7,941	69

Total Italy		735

Japan — 27.4%
Adastria	2,200	31
BeNEXT Group	11,300	71
Broadleaf	13,400	62
Capcom	4,700	144
Cresco	5,800	75
Cybernet Systems	8,300	48
Daiwabo Holdings	1,600	99
Ebara Jitsugyo	5,000	104
Fukui Computer Holdings	6,100	163
Glory	3,400	77
Happinet	2,700	27
Hitachi Zosen	23,500	78
Itochu Enex	11,300	84
Jeol	4,500	133
Kintetsu World Express	7,000	103
Kito	5,700	58
Krosaki Harima	1,100	39
K’s Holdings	6,800	75
KYORIN Holdings	5,300	110
Meitec	2,200	97
Melco Holdings	2,500	58

10

Schedule of Investments	April 30, 2020 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)
Japan — (continued)
NichiiGakkan	9,000	$91
Nichi-iko Pharmaceutical	7,500	97
Nihon Dengi	2,200	65
Nisso	9,400	42
Nojima	5,300	91
PAL GROUP Holdings	4,000	47
Relia	6,000	64
Riso Kagaku *	5,200	69
SBS Holdings	3,800	64
SRA Holdings	1,400	28
St. Marc Holdings	4,100	69
Systena	6,500	92
Techno Ryowa	8,100	60
T-Gaia	4,300	86
Tokuyama	3,600	76
Tosei	6,700	66
Watts	14,400	87
Will Group	3,400	21
With us	16,800	82
Yuasa Trading	3,300	88
ZERIA Pharmaceutical	4,200	82

Total Japan		3,203

Netherlands — 1.5%
Fugro *	8,449	32
Pharming Group *	39,464	58
Signify	4,245	87

Total Netherlands		177

Norway — 2.9%
AF Gruppen	7,029	116
Bouvet	2,417	102
BW LPG	15,559	53
Selvaag Bolig	15,705	65

Total Norway		336

Singapore — 2.9%
ARA LOGOS Logistics Trust	119,200	45
Best World International	70,700	68
Fu Yu	401,900	65
Mapletree Industrial Trust	90,076	163

Total Singapore		341

Spain — 3.1%
Acerinox	6,829	52
CIE Automotive	4,254	75
Construcciones y Auxiliar de Ferrocarriles	1,437	49
Faes Farma	34,289	149
Talgo *	7,972	39

Total Spain		364

Sweden — 5.2%
Betsson	13,443	76
Doro *	8,525	28
Instalco	7,727	94

Description	Shares	Value (000)
Sweden — (continued)
Lindab International	10,535	$97
Medcap *	11,963	219
Scandi Standard	5,244	35
Semcon *	9,556	53

Total Sweden		602

Switzerland — 2.2%
Adecco Group	1,681	74
Galenica	1,835	131
Phoenix Mecano	138	53

Total Switzerland		258

United Kingdom — 12.1%
888 Holdings	33,494	61
Bank of Georgia Group	3,042	38
Bellway	1,864	62
C&C Group	10,704	26
Drax Group	23,049	61
EMIS Group	7,573	100
Firstgroup *	20,928	18
Games Workshop Group	1,788	136
Genus	1,695	73
Go-Ahead Group	3,354	56
Man Group	33,723	57
Polypipe Group	15,661	99
Rank Group	42,103	87
Redrow	13,218	78
Safestore Holdings	12,372	112
Spirent Communications	33,285	101
SThree	24,947	68
Tate & Lyle	12,621	113
Vectura Group	29,124	31
Vistry Group	3,534	36

Total United Kingdom		1,413

Total Common Stock (Cost $11,136 (000))		10,888

Preferred Stock — 1.2%
Germany — 1.2%
Schaeffler 3.391%	6,152	42
STO & KGaA 0.247%	918	93

Total Germany		135

Total Preferred Stock (Cost $180 (000))		135

Cash Equivalents(A) — 4.5%
Dreyfus Government Cash Management, Cl I, 0.170%	316,065	316
Federated Government Obligations Fund, Cl I, 0.220%	205,540	206

Total Cash Equivalents (Cost $522 (000))		522

Total Investments — 98.9% (Cost $11,838 (000))		$11,545

Percentages	are based on net assets of $11,737 (000).

11

Schedule of Investments	April 30, 2020 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2020.

Cl — Class

The following is a list of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value :

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$—	$224	$—	$224
Belgium	—	133	—	133
Canada	197	—	—	197
Denmark	—	30	—	30
Finland	—	592	—	592
France	48	542	—	590
Germany	—	683	—	683
Hong Kong	—	415	—	415
Israel	—	595	—	595
Italy	16	719	—	735
Japan	—	3,203	—	3,203
Netherlands	—	177	—	177
Norway	—	336	—	336
Singapore	68	273	—	341
Spain	—	364	—	364
Sweden	—	602	—	602
Switzerland	—	258	—	258
United Kingdom	—	1,413	—	1,413

Total Common Stock	329	10,559	—	10,888

Preferred Stock	—	135	—	135

Cash Equivalents	316	206	—	522

Total Investments in Securities	$645	$10,900	$—	$11,545

Changes in the classification between Level 1 and Level 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-014-1000

12

Schedule of Investments	April 30, 2020 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 92.4%

Louisiana — 92.4%
Ascension Parish, RB, AGM
Callable 06/01/20 @ 100
3.250%, 04/01/35	$85	$85
Bienville, Parish School District No. 1 Arcadia, GO, BAM
Callable 03/01/28 @ 100
3.000%, 03/01/30	150	158
Central, Community School System, GO
Callable 03/01/24 @ 100
4.000%, 03/01/30	150	164
Central, Community School System, RB
4.000%, 01/01/30	275	318
Desoto, Parish School Board, RB
Callable 05/01/22 @ 100
3.500%, 05/01/32	270	276
Iberia, Parishwide School District, GO
Callable 03/01/24 @ 100
3.750%, 03/01/33	275	288
Lafayette, Parish Law Enforcement District, Limited Tax, GO
Callable 03/01/22 @ 100
3.250%, 03/01/32	180	183
Lafayette, Parish School Board, RB
Callable 04/01/27 @ 100
4.000%, 04/01/40	250	272
Lafayette, Utilities Revenue, RB, AGM
Callable 05/01/29 @ 100
5.000%, 11/01/44	100	119
Lafayette, Utilities Revenue, RB, AGM
Callable 11/01/27 @ 100
4.000%, 11/01/35	150	166
Lafourche, Parish School Board, GO, BAM
Callable 03/01/27 @ 100
3.125%, 03/01/37	250	258
Louisiana, Local Government Environmental Facilities & Community Development Authority, Bossier City Project, RB
Callable 11/01/25 @ 100
5.000%, 11/01/32	150	175
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB, Pre-Refunded @ 100
4.125%, 12/01/21 (A)	100	106
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM, Pre-Refunded @ 100
4.625%, 09/01/21 (A)	200	210
Louisiana, Local Government Environmental Facilities & Community Development Authority, Plaquemines Project, RB, AGM
Callable 09/01/22 @ 100
4.000%, 09/01/37	200	208

Description	Face Amount (000)	Value (000)

Louisiana — (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB, BAM
Callable 02/01/28 @ 100
5.000%, 02/01/30	$150	$186
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB
Callable 10/01/24 @ 100
5.000%, 10/01/34	250	273
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM
Callable 07/01/21 @ 100
4.900%, 07/01/41	175	181
Louisiana, Transportation Authority, Ser A, RB
Callable 08/15/23 @ 100
4.500%, 08/15/43	250	266
Plaquemine City, Sales & Use Tax Project, RB, AGM
Callable 12/01/27 @ 100
3.500%, 12/01/29	250	277
Shreveport, Louisiana Water & Sewer Revenue, Ser C, RB, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/33	210	237
St. Charles Parish, School District No. 1, GO
Callable 03/01/22 @ 100
3.000%, 03/01/30	200	204
St. John the Baptist Parish, GO
Callable 03/01/25 @ 100
3.500%, 03/01/30	110	118
St. Tammany Parish, Hospital Service District No. 2, GO
Callable 03/01/22 @ 100
3.125%, 03/01/32	260	264
St. Tammany Parish, Recreation District No. 14, GO
Callable 04/01/24 @ 100
3.750%, 04/01/34	175	184
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM, Pre-Refunded @ 100
5.250%, 04/01/21 (A)	100	104
West Ouachita, Parish School District, RB
Callable 09/01/25 @ 100
3.750%, 09/01/34	190	202
Zachary, Community School District No. 1, GO
Callable 03/01/22 @ 100
3.500%, 03/01/32	200	205

Total Louisiana		5,687

Total Municipal Bonds (Cost $5,467 (000))		5,687

13

Schedule of Investments	April 30, 2020 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Shares	Value (000)

Cash Equivalent (B) — 7.0%
Federated Government Obligations Fund, Cl I, 0.220%	431,318	$431

Total Cash Equivalent (Cost $431 (000))		431

Total Investments — 99.4% (Cost $5,898 (000))		$6,118

Percentages are based on net assets of $6,157 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(B)	The rate reported is the 7-day effective yield as of April 30, 2020.

AGM — Assured Guaranty Municipal

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of level inputs used as of April 30, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Municipal Bonds	$—	$5,687	$—	$5,687
Cash Equivalent	431	—	—	431

Total Investments in Securities	$431	$5,687	$—	$6,118

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-009-1900

14

Schedule of Investments	April 30, 2020 (unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)

Common Stock — 96.7%
Aerospace & Defense — 1.4%
Vectrus *	2,545	$132

Total Aerospace & Defense		132

Air Freight & Logistics — 1.1%
Radiant Logistics *	24,500	105

Total Air Freight & Logistics		105

Banks — 14.1%
Camden National	2,615	86
Capital City Bank Group	4,937	109
CB Financial Services	4,558	95
CBTX	4,500	81
Community Bankers Trust	18,783	105
Dime Community Bancshares	6,049	99
Financial Institutions	4,924	95
Horizon Bancorp	7,826	89
Metropolitan Bank Holding *	2,876	72
Midland States Bancorp	4,687	76
Parke Bancorp	6,921	98
Peapack-Gladstone Financial	4,966	94
Southern National Bancorp of Virginia	7,873	79
TriState Capital Holdings *	5,974	85
Univest Financial	5,600	99

Total Banks		1,362

Broadcasting, Newspapers and Advertising — 1.0%
Townsquare Media, Cl A	20,085	98

Total Broadcasting, Newspapers & Advertising		98

Building & Construction — 1.5%
Beazer Homes USA *	13,400	94
New Home *	22,556	51

Total Building & Construction		145

Capital Markets — 1.2%
Silvercrest Asset Management Group, Cl A	11,000	112

Total Capital Markets		112

Chemicals — 1.3%
Hawkins	3,260	122

Total Chemicals		122

Commercial Services — 2.4%
Carriage Services, Cl A	5,876	88
Mastech Digital *	9,170	143

Total Commercial Services		231

Commercial Services & Supplies — 1.9%
Acme United	5,060	110
Heritage-Crystal Clean *	4,022	74

Total Commercial Services & Supplies		184

Computer Software — 1.9%
Intelligent Systems *	2,536	85
Smith Micro Software *	20,265	96

Total Computer Software		181

Description	Shares	Value (000)
Computers & Services — 1.0%
PC-Telephone	14,800	$101

Total Computers & Services		101

Construction & Engineering — 2.0%
Great Lakes Dredge & Dock *	10,824	96
Northwest Pipe *	4,184	102

Total Construction & Engineering		198

Construction Materials — 1.0%
United States Lime & Minerals	1,209	97

Total Construction Materials		97

Consumer Electronics — 1.2%
Universal Electronics *	2,700	112

Total Consumer Electronics		112

Consumer Finance — 1.0%
Regional Management *	6,420	102

Total Consumer Finance		102

Containers & Packaging — 1.1%
UFP Technologies *	2,577	111

Total Containers & Packaging		111

Data Processing & Outsourced Services — 1.0%
CRA International	2,430	102

Total Data Processing & Outsourced Services		102

Drugs — 3.2%
Collegium Pharmaceutical *	4,600	95
Lannett *	11,521	110
Osmotica Pharmaceuticals *	26,362	105

Total Drugs		310

E-Commerce — 1.9%
PetMed Express	4,628	183

Total E-Commerce		183

Educational Services — 1.0%
Universal Technical Institute *	15,756	101

Total Educational Services		101

Electric Utilities — 1.1%
Spark Energy, Cl A	14,128	102

Total Electric Utilities		102

Electronic Components & Equipment — 1.1%
Luna Innovations *	14,213	109

Total Electronic Components & Equipment		109

Engineering Services — 2.1%
IES Holdings *	5,197	103
Sterling Construction *	10,350	102

Total Engineering Services		205

15

Schedule of Investments	April 30, 2020 (unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)
Entertainment — 0.9%
RCI Hospitality Holdings	7,000	$88

Total Entertainment		88

Financial Services — 2.0%
Enova International *	8,908	143
Oportun Financial *	6,401	48

Total Financial Services		191

Food Products — 1.4%
Freshpet *	1,860	140

Total Food Products		140

Gas & Natural Gas — 2.6%
Dorian LPG *	10,939	104
Overseas Shipholding Group, Cl A *	57,799	145

Total Gas & Natural Gas		249

Health Care Equipment & Supplies — 1.4%
FONAR *	6,769	132

Total Health Care Equipment & Supplies		132

Health Care Technology — 1.2%
MTBC *	19,142	118

Total Health Care Technology		118

Hotels, Restaurants & Leisure — 1.1%
El Pollo Loco Holdings *	8,732	107

Total Hotels, Restaurants & Leisure		107

Insurance — 10.4%
Citizens, Cl A *	31,487	175
Donegal Group, Cl A	7,271	104
FedNat Holding	8,783	106
Global Indemnity	3,611	89
Heritage Insurance Holdings	10,116	115
Kingstone	17,360	85
Protective Insurance	8,877	139
Tiptree	17,566	112
Watford Holdings *	6,460	80

Total Insurance		1,005

Manufacturing — 1.0%
Seneca Foods, Cl A *	2,820	102

Total Manufacturing		102

Media — 3.3%
DHI Group *	37,000	103
TechTarget *	4,843	113
Tribune Publishing	11,500	99

Total Media		315

Medical Products & Services — 4.6%
Lantheus Holdings *	5,884	77
Pro-Dex *	5,643	99
Simulations Plus	2,485	95
Zynex *	9,711	171

Total Medical Products & Services		442

Description	Shares	Value (000)
Mortgage Real Estate Investment Trust — 1.5%
Cherry Hill Mortgage Investment	196	$1
Dynex Capital	7,383	106
Exantas Capital	11,588	34

Total Mortgage Real Estate Investment Trust		141

Oil, Gas & Consumable Fuels — 1.1%
Bonanza Creek Energy *	6,147	107

Total Oil, Gas & Consumable Fuels		107

Personal Products — 1.3%
Lifevantage *	8,383	130

Total Personal Products		130

Petroleum & Fuel Products — 1.8%
DMC Global	3,501	90
Solaris Oilfield Infrastructure, Cl A	11,695	80

Total Petroleum & Fuel Products		170

Professional Services — 0.8%
Barrett Business Services	1,617	79

Total Professional Services		79

Real Estate Investment Trust — 2.3%
BRT Apartments	9,580	95
City Office	9,000	91
CorEnergy Infrastructure Trust	3,120	38

Total Real Estate Investment Trust		224

Retail — 1.9%
Citi Trends	7,255	82
Shoe Carnival	4,344	103

Total Retail		185

Semi-Conductors & Instruments — 3.3%
Ichor Holdings *	4,274	107
Photronics *	8,484	101
Ultra Clean Holdings *	5,914	109

Total Semi-Conductors & Instruments		317

Software — 1.2%
GlobalSCAPE	12,040	112

Total Software		112

Specialty Retail — 1.3%
Zumiez *	5,812	123

Total Specialty Retail		123

Thrifts & Mortgage Finance — 0.7%
Sachem Capital	30,500	69

Total Thrifts & Mortgage Finance		69

Trading Companies & Distributors — 2.2%
Foundation Building Materials *	9,630	113
Lawson Products *	3,038	102

Total Trading Companies & Distributors		215

16

Schedule of Investments	April 30, 2020 (unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)
Water Utilities — 0.9%
York Water	2,113	$85

Total Water Utilities		85

Total Common Stock (Cost $11,169 (000))		9,351

Cash Equivalent (A) — 2.8%
Federated Government Obligations Fund, Cl I, 0.220%	270,446	270

Total Cash Equivalent (Cost $270 (000))		270

Total Investments — 99.5% (Cost $11,439 (000))		$9,621

Percentages are based on net assets of $9,675 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2020.

Cl — Class

As of April 30, 2020, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-015-1000

17

Schedule of Investments	April 30, 2020 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 94.2%

Mississippi — 94.2%
City of Ocean Springs Mississippi, GO
4.000%, 12/01/29	$250	$295
Clinton, Public School District, GO
Callable 10/01/21 @ 100
2.750%, 10/01/28	150	153
Copiah County, GO
Callable 04/01/25 @ 100
3.500%, 04/01/32	390	403
Forrest County, GO
Callable 03/01/24 @ 100
4.000%, 03/01/27	385	421
Lauderdale County, GO
3.000%, 04/01/26	150	161
Lauderdale County, GO
Callable 11/01/25 @ 100
3.250%, 11/01/31	250	263
Callable 11/01/25 @ 100
3.000%, 11/01/30	100	104
Long Beach School District, GO, BAM
4.000%, 03/01/27	275	318
Mississippi State, Development Bank, Brandon Public Improvement Project, RB
Callable 03/01/25 @ 100
3.000%, 03/01/30	155	161
Mississippi State, Development Bank, Clinton Public School District, RB
Callable 04/01/29 @ 100
4.000%, 04/01/37	100	111
Mississippi State, Development Bank, Flowood Refunding Project, RB, Pre-Refunded @ 100
4.125%, 11/01/21 (A)	200	210
Mississippi State, Development Bank, Gulf Coast Community College District, RB
Callable 12/01/26 @ 100
3.375%, 12/01/39	250	252
Mississippi State, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/34	400	520
Mississippi State, Development Bank, Hinds County Project, RB
5.000%, 11/01/26	75	91
Mississippi State, Development Bank, Jackson Public School District Project, RB
Callable 04/01/23 @ 100
5.000%, 04/01/28	480	524
Mississippi State, Development Bank, Jones County Junior College Project, RB, BAM
Callable 05/01/26 @ 100
3.500%, 05/01/35	200	210

Description	Face Amount (000)	Value (000)

Mississippi — (continued)
Mississippi State, Development Bank, Marshall Country Industrial Development Authority, RB
Callable 01/01/25 @ 100
3.750%, 01/01/35	$200	$210
Mississippi State, Development Bank, Meridian Apartment Center Project, RB
5.000%, 03/01/25	360	416
Mississippi State, Development Bank, Pearl Capital Improvement Project, RB, AGM
Callable 12/01/21 @ 100
4.000%, 12/01/31	205	211
Mississippi State, Development Bank, Pearl River Community College Project, RB, AGM
Callable 09/01/22 @ 100
3.375%, 09/01/36	750	763
Mississippi State, Development Bank, Tax Increment Financing Project, RB
Callable 06/01/20 @ 100
4.500%, 05/01/24	120	120
Mississippi State, Development Bank, Water & Sewer Project, RB, AGM
Callable 03/01/22 @ 100
3.500%, 03/01/32	400	408
Mississippi State, Gaming Tax Revenue, Ser E, RB
5.000%, 10/15/25	500	562
Mississippi State, Ser D, GO
Callable 12/01/27 @ 100
3.000%, 12/01/37	500	514
Mississippi State, State Capital Improvement Project, Ser A, GO
Callable 10/01/21 @ 100
4.000%, 10/01/36	400	409
Callable 10/01/21 @ 100
3.750%, 10/01/31	510	522
Mississippi State, University Educational Building, RB
Callable 08/01/27 @ 100
4.000%, 08/01/43	500	542
Oktibbeha County, Ser A, GO, AGM
Callable 11/01/28 @ 100
4.000%, 11/01/29	270	314
Oxford, School District, GO
Callable 04/01/27 @ 100
3.000%, 04/01/31	300	315
Oxford, Ser B, GO
Callable 08/01/25 @ 100
3.125%, 08/01/33	575	590
Starkville, GO
4.000%, 06/01/27	400	464
University of Southern Mississippi, Facilities Refinancing Project, Ser A, RB
Callable 03/01/25 @ 100
3.250%, 03/01/33	425	440

18

Schedule of Investments	April 30, 2020 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Shares	Value (000)

Mississippi — (continued)

Total Mississippi		$10,997

Total Municipal Bonds (Cost $10,539 (000))		10,997

Cash Equivalent (B) — 5.4%
Federated Government Obligations Fund, Cl I, 0.220%	632,889	633

Total Cash Equivalent (Cost $633 (000))		633

Total Investments — 99.6% (Cost $11,172 (000))		$11,630

Percentages are based on net assets of $11,677 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of April 30, 2020.

AGM — Assured Guaranty Municipal

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Municipal Bonds	$—	$10,997	$—	$10,997
Cash Equivalent	633	—	—	633

Total Investments in Securities	$633	$10,997	$—	$11,630

Amounts designated as “—“ are either $0 or have been rounded to $0.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-010-1900

19

Schedule of Investments	April 30, 2020 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

Common Stock — 64.0%
Aerospace & Defense — 1.4%
L3Harris Technologies (A)	2,600	$504
Lockheed Martin (A)	2,100	817

Total Aerospace & Defense		1,321

Automotive — 0.6%
Gentherm *	16,400	614

Total Automotive		614

Banks — 2.3%
Essent Group	10,200	279
JPMorgan Chase (A)	6,700	641
PNC Financial Services Group (A)	6,700	715
Voya Financial (A)	13,100	592

Total Banks		2,227

Building & Construction — 1.2%
Allegion (A)	4,900	492
Simpson Manufacturing	6,100	440
Taylor Morrison Home, Cl A *	16,560	241

Total Building & Construction		1,173

Chemicals — 0.6%
Innospec	8,400	609

Total Chemicals		609

Commercial Services — 1.3%
Tetra Tech	7,300	550
Waste Management (A)	6,900	690

Total Commercial Services		1,240

Computer Software — 2.6%
Adobe *	1,400	495
ANSYS *	2,100	550
Citrix Systems	3,200	464
FactSet Research Systems	700	192
Intuit (A)	3,000	809

Total Computer Software		2,510

Computers & Services — 6.9%
Apple (A)	3,000	881
Automatic Data Processing (A)	4,600	675
Cadence Design Systems *	9,300	754
Fidelity National Information Services (A)	5,100	673
Microsoft (A)	5,200	932
NCR*(A)	23,400	480
PayPal Holdings *(A)	4,300	529
Visa, Cl A (A)	4,900	876
Zebra Technologies, Cl A *(A)	3,900	896

Total Computers & Services		6,696

Consumer Electronics — 0.7%
Universal Electronics *	16,000	661

Total Consumer Electronics		661

Description	Shares	Value (000)
Consumer Products — 0.7%
Deckers Outdoor *(A)	4,600	$684

Total Consumer Products		684

Containers & Packaging — 0.7%
Crown Holdings *(A)	10,300	663

Total Containers & Packaging		663

Drugs — 2.6%
Bristol-Myers Squibb	8,200	499
Horizon Therapeutics *(A)	22,900	825
Jazz Pharmaceuticals *	3,500	386
Zoetis, Cl A (A)	6,500	840

Total Drugs		2,550

E-Commerce — 1.6%
Amazon.com *(A)	450	1,113
eBay	12,100	482

Total E-Commerce		1,595

Educational Services — 0.3%
Chegg *	5,800	248

Total Educational Services		248

Electronic Equipment, Instruments & Components — 1.0%
Akamai Technologies *(A)	9,700	948

Total Electronic Equipment, Instruments & Components		948

Entertainment & Gaming — 0.8%
Electronic Arts *(A)	7,000	800

Total Entertainment & Gaming		800

Financial Services — 1.2%
American Express (A)	7,200	657
Moody’s	1,000	244
MSCI, Cl A	700	229

Total Financial Services		1,130

Food, Beverage & Tobacco — 1.5%
Ingles Markets, Cl A (A)	24,900	1,017
PepsiCo	3,700	489

Total Food, Beverage & Tobacco		1,506

Gas & Natural Gas — 0.7%
Teekay Tankers, Cl A *	32,600	662

Total Gas & Natural Gas		662

Hotels & Lodging — 0.4%
Hilton Worldwide Holdings *	4,500	341

Total Hotels & Lodging		341

Hypermarkets & Super Centers — 1.1%
Costco Wholesale (A)	3,600	1,091

Total Hypermarkets & Super Centers		1,091

Industrials — 1.4%
Air Products and Chemicals (A)	3,400	767

20

Schedule of Investments	April 30, 2020 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Industrials — (continued)
Carlisle (A)	5,100	$617

Total Industrials		1,384

Information Technology — 2.0%
Fortinet *	6,600	711
Science Applications International	9,000	735
ServiceNow *	1,400	492

Total Information Technology		1,938

Insurance — 2.4%
Everest Re Group (A)	2,400	415
Metlife (A)	15,100	545
Primerica (A)	6,300	655
Progressive (A)	9,000	696

Total Insurance		2,311

Interactive Media & Servcies — 1.1%
Alphabet, Cl A *(A)	800	1,077

Total Interactive Media & Servcies		1,077

Machinery — 3.2%
IDEX	4,700	722
Illinois Tool Works (A)	4,300	698
SPX *(A)	18,800	717
Trane Technologies	4,300	376
Watts Water Technologies, Cl A (A)	7,400	610

Total Machinery		3,123

Manufacturing — 1.9%
Generac Holdings *(A)	7,000	682
Hershey	3,400	450
Hubbell, Cl B (A)	5,600	697

Total Manufacturing		1,829

Medical Products & Services — 8.6%
AbbVie (A)	8,500	699
Amgen (A)	3,700	885
AMN Healthcare Services *	8,300	390
Biogen *	1,500	445
Cerner	10,900	756
CVS Health	7,300	449
Edwards Lifesciences *	2,600	566
Emergent Biosolutions *	8,100	599
Hill-Rom Holdings (A)	7,145	804
Omnicell *	6,000	438
Regeneron Pharmaceuticals *(A)	1,700	894
Thermo Fisher Scientific	1,300	435
Veeva Systems, Cl A *	2,900	553
Vertex Pharmaceuticals *	1,900	477

Total Medical Products & Services		8,390

Metals & Mining — 0.6%
Reliance Steel & Aluminum (A)	6,000	538

Total Metals & Mining		538

Petroleum Refining — 0.4%
Marathon Petroleum	12,600	404

Total Petroleum Refining		404

Description	Shares	Value (000)
Pharmaceuticals — 1.8%
Eli Lilly (A)	7,000	$1,082
Merck (A)	8,100	643

Total Pharmaceuticals		1,725

Printing & Publishing — 0.3%
Brady, Cl A	7,000	305

Total Printing & Publishing		305

Real Estate Investment Trust — 0.4%
Equinix	300	203
Public Storage	1,100	204

Total Real Estate Investment Trust		407

Retail — 3.2%
Home Depot (A)	3,600	791
Malibu Boats, Cl A *	18,500	636
Ross Stores (A)	7,800	713
Signet Jewelers *	22,100	222
Starbucks	9,200	706

Total Retail		3,068

Semi-Conductors & Instruments — 3.7%
Advanced Micro Devices *	10,000	524
Broadcom (A)	2,400	652
Cirrus Logic *(A)	5,700	431
Intel	8,200	492
KLA (A)	4,700	771
Lam Research (A)	2,700	689

Total Semi-Conductors & Instruments		3,559

Telecommunication Services — 0.8%
CenturyLink (A)	52,300	555
Facebook, Cl A *	1,200	246

Total Telecommunication Services		801

Telephones & Telecommunication — 0.9%
AT&T (A)	29,200	890

Total Telephones & Telecommunication		890

Transportation Services — 0.6%
Federal Signal (A)	19,900	536

Total Transportation Services		536

Utilities — 0.7%
Ametek (A)	8,500	713

Total Utilities		713

Total Common Stock (Cost $56,361 (000))		62,267

Cash Equivalent (B) — 36.6%
Federated Government Obligations Fund, Cl I, 0.220%	35,561,377	35,561

Total Cash Equivalent (Cost $35,561 (000))		35,561

Total Investments — 100.6% (Cost $91,922 (000))		$97,828

Percentages are based on net assets of $97,239 (000).

21

Schedule of Investments	April 30, 2020 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Securities Sold Short — (9.2)%

Description	Shares	Value (000)

Common Stock —(9.2)%
Automotive — (0.6)%
Fox Factory Holding *	(5,280)	$(269)
Monro Muffler Brake	(4,890)	(272)

Total Automotive		(541)

Building & Construction — (0.2)%
Granite Construction	(15,260)	(251)

Total Building & Construction		(251)

Commercial Services — (0.3)%
ServiceMaster Global Holdings *	(7,930)	(270)

Total Commercial Services		(270)

Computers & Services — (0.2)%
ViaSat *	(5,310)	(225)

Total Computers & Services		(225)

Data Processing & Outsourced Services — (0.3)%
Franklin Covey *	(12,390)	(257)

Total Data Processing & Outsourced Services		(257)

Electrical Components & Equipment — (0.3)%
Rogers *	(2,200)	(244)

Total Electrical Components & Equipment		(244)

Engineering Services — (0.3)%
Dycom Industries *	(8,470)	(276)

Total Engineering Services		(276)

Entertainment — (0.7)%
Boston Omaha, Cl A *	(13,430)	(218)
Scholastic	(8,260)	(240)
World Wrestling Entertainment, Cl A	(5,480)	(244)

Total Entertainment		(702)

Financial Services — (0.5)%
LendingTree *	(1,090)	(272)
Nelnet, Cl A	(5,200)	(250)

Total Financial Services		(522)

Food, Beverage & Tobacco — (0.2)%
Coca-Cola Consolidated	(960)	(226)

Total Food, Beverage & Tobacco		(226)

Information Technology — (0.3)%
LiveRamp Holdings *	(6,810)	(258)

Total Information Technology		(258)

Insurance — (0.3)%
American International Group	(9,380)	(239)

Total Insurance		(239)

Manufacturing — (0.2)%
Simply Good Foods *	(12,510)	(236)

Total Manufacturing		(236)

Materials — (0.5)%
Martin Marietta Materials	(1,200)	(228)

Description	Shares	Value (000)
Materials — (continued)
US Concrete *	(14,310)	$(275)

Total Materials		(503)

Medical Products & Services — (0.8)%
Albireo Pharma *	(12,150)	(273)
Misonix *	(19,650)	(247)
Orthofix Medical *	(6,950)	(246)

Total Medical Products & Services		(766)

Petroleum & Fuel Products — (0.2)%
Concho Resources	(4,390)	(249)

Total Petroleum & Fuel Products		(249)

Real Estate Investment Trust — (0.3)%
Consolidated-Tomoka Land	(6,140)	(258)

Total Real Estate Investment Trust		(258)

Retail — (2.0)%
Children’s Place *	(8,360)	(247)
Columbia Sportswear *	(3,200)	(233)
Dunkin’ Brands Group *	(3,910)	(246)
Five Below *	(2,730)	(246)
Genesco *	(13,660)	(259)
Genuine Parts	(3,030)	(240)
Ollie’s Bargain Outlet Holdings *	(3,755)	(255)
Shake Shack, Cl A *	(4,770)	(260)

Total Retail		(1,986)

Semi-Conductors & Instruments — (0.5)%
First Solar *	(5,410)	(238)
Universal Display	(1,620)	(243)

Total Semi-Conductors & Instruments		(481)

Transportation Services — (0.5)%
AMERCO	(860)	(241)
Lyft, Cl A *	(7,380)	(242)

Total Transportation Services		(483)

Total Common Stock (Proceeds $(8,610))		(8,973)

Total Securities Sold Short — (9.2)% (Proceeds $(8,610))		$(8,973)

Percentages are based on Net Assets of $97,239 (000).

*	Non-income producing security.

(A)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.

(B)	The rate reported is the 7-day effective yield as of April 30, 2020.

Cl — Class

As of April 30, 2020, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. G.A.A.P.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-005-2400

22